LEASES - Summary of Operating Lease Costs (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Leases [Abstract]
Operating lease costs	$ 1,894
Variable lease payments	118
Short term lease costs	6
Operating cash flows from lease incentives received, net of cash paid for operating leases	$ 184